Refund Liabilities	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Refund Liabilities
11. REFUND LIABILITIES

	December 31
	2020	2021
	US$	US$
Refund liabilities	2,105	3,882

Estimated sales returns and other allowances are made and adjusted based on historical experience and the consideration of varying contractual terms.
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2020	2021
	US$	US$
Refund liabilities
Balance, beginning of year	2,260	2,105
Additions	10,576	9,825
Actual sales return and discount	(10,731)	(8,048)

Balance, end of year	2,105	3,882